Summary of significant accounting policies - Property and equipment and intangible assets (Details)	Dec. 31, 2025	Jan. 31, 2024
Trademarks
Summary of significant accounting policies
Intangible assets, estimated useful life	10 years
Developed technology
Summary of significant accounting policies
Intangible assets, estimated useful life	10 years	10 years
Minimum | Software
Summary of significant accounting policies
Intangible assets, estimated useful life	3 years
Minimum | Distribution and licensing rights
Summary of significant accounting policies
Intangible assets, estimated useful life	3 years
Minimum | Patent
Summary of significant accounting policies
Intangible assets, estimated useful life	3 years
Maximum | Software
Summary of significant accounting policies
Intangible assets, estimated useful life	10 years
Maximum | Distribution and licensing rights
Summary of significant accounting policies
Intangible assets, estimated useful life	10 years
Maximum | Patent
Summary of significant accounting policies
Intangible assets, estimated useful life	10 years
Machinery and electronic equipment | Minimum
Summary of significant accounting policies
Property and equipment, estimated useful life	3 years
Machinery and electronic equipment | Maximum
Summary of significant accounting policies
Property and equipment, estimated useful life	10 years
Transportation vehicles
Summary of significant accounting policies
Property and equipment, estimated useful life	4 years
Office and other equipment
Summary of significant accounting policies
Property and equipment, estimated useful life	5 years